Document And Entity Information - shares	12 Months Ended
	Dec. 31, 2021	Apr. 19, 2022
Document Information Line Items
Entity Registrant Name	Integrated Media Technology Ltd
Trading Symbol	IMTE
Document Type	20-F/A
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		14,753,331
Amendment Flag	true
Amendment Description	Integrated Media Technology Limited (the “Company”) is filing this Amendment No. 3 (“Amendment No. 3”) to our Annual Report on Form 20-F for the year ended December 31, 2021, originally filed with the Securities and Exchange Commission (the “SEC”) on April 28, 2022 (“Form 20-F”), as amended by Amendment No. 1 filed with the SEC on April 29, 2022, and as amended by Amendment No. 2 filed with the SEC on May 2, 2022, to address several comments from the Staff of the SEC. Accordingly, pursuant to Rule 12b-15 promulgated under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), we are amending and supplementing our disclosure on page 2 of the Form-20-F, in particular the onset of Part I and the onset of Item 3, Part I.Except as set forth above, this Amendment No. 3 does not modify or update in any way the financial statements, consents or any other items disclosures made in the Form 20-F. This Amendment No. 3 speaks as of the original filing date of the Form 20-F and does not reflect events that may have occurred subsequent to such filing date. For recent developments, please see our reports on Form 6-K that we have filed with the SEC since June 2022.Pursuant to Rule 12b-15 under the Exchange Act, this Amendment No. 3 also contains new certifications under the Sarbanes-Oxley Act of 2002, which are attached hereto.
Entity Central Index Key	0001668438
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-38018
Entity Incorporation, State or Country Code	C3
Entity Address, Address Line One	Level 7
Entity Address, Address Line Two	420 King William Street
Entity Address, City or Town	Adelaide
Entity Address, Postal Zip Code	SA 5000
Entity Address, Country	AU
Title of 12(b) Security	Ordinary Shares
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Accounting Standard	International Financial Reporting Standards
Auditor Name	Audit Alliance LLP
Auditor Location	Singapore
Auditor Firm ID	3487
Business Contact [Member]
Document Information Line Items
Entity Address, Address Line One	Level 7
Entity Address, Address Line Two	420 King William Street
Entity Address, City or Town	Adelaide
Entity Address, Postal Zip Code	SA 5000
Entity Address, Country	AU
Contact Personnel Name	Xiaodong Zhang
City Area Code	+61 8
Local Phone Number	8233 0881
Contact Personnel Email Address	corporate@imtechltd.com